Prepaid Expenses and Long-term Prepaids (Tables)	12 Months Ended
Sep. 30, 2024
Prepaid Expenses [Abstract]
Schedule of Long-Term Prepaids	Prepaid expenses consist of the following:
	September 30, 2024	September 30, 2023
	US$	US$
Prepaid tuition fees to Miami University	-	258,248
Prepaid fees to Renda for Beijing office expenses	73,429	1,073,429
Prepaid fees to Beijing University Graduate School of Education	670,820	621,420
Prepaid insurance	66,930	106,067
Security deposit	125,259	104,713
Other prepaid expenses	124,544	162,308
Prepaid tuition fees to Shanghai Jiao Tong University	144,131	-
Prepaid fees to Guangzhou Zhonghong Hean	100,822	-
Total	1,305,935	2,326,185

Schedule of Long-Term Prepaids
	September 30, 2024	September 30, 2023
	US$	US$
Prepaid for soccer games	7,500,023	-